DERIVATIVE INSTRUMENTS (Schedule of Derivative Instruments in Statement of Financial Position, Fair Value) (Details) - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Derivative [Line Items]
Notional amount	$ 54,046	$ 110,149
Fair value	1,250	(91)
Option Contracts To Hedge Payroll Expenses ILS [Member] | Fair Value Inputs Level 2 [Member]
Derivative [Line Items]
Notional amount	4,000	43,600
Fair value	46	107
Option Contracts To Hedge Payroll Expenses INR [Member] | Fair Value Inputs Level 2 [Member]
Derivative [Line Items]
Notional amount	17,800	12,000
Fair value	232	4
Option Contracts to Hedge Facility Expenses INR [Member] | Fair Value Inputs Level 2 [Member]
Derivative [Line Items]
Notional amount	1,846
Fair value	19
Forward Contracts to Hedge Payroll Expenses ILS [Member] | Fair Value Inputs Level 2 [Member]
Derivative [Line Items]
Notional amount	30,000	52,000
Fair value	947	(212)
Forward Contracts to Hedge Payroll Expenses INR [Member] | Fair Value Inputs Level 2 [Member]
Derivative [Line Items]
Notional amount	400
Fair value	6
Forward Contracts to Hedge Facility Expenses ILS [Member] | Fair Value Inputs Level 2 [Member]
Derivative [Line Items]
Notional amount		2,549
Fair value		$ 10